Bank and other Loans and Banking Facilities	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Bank and other Loans and Banking Facilities
9.
Bank and other Loans and Banking Facilities

Bank and other loans consist of the following:

At December 31,	2024	2025
	(’000)	(’000)
Current portion of long term bank loans	$27,860	$3,870
Short term bank and third party loans	7,649	4,410
Total short term debt	35,509	8,280

Total Long term bank loans	$134,663	$170,397
Less: current maturities	(27,860)	(3,870)
Long term bank loans	$106,803	$166,527

Future maturities of long-term bank loans are as follows:

At December 31,	2024	2025
	(’000)	(’000)
2025	$27,860	$—
2026	$62,532	$3,870
2027	$16,286	$7,931
2028	$21,028	$9,897
2029	$615	$10,751
2030	$—	$16,790
Thereafter	$6,342	$121,158
Total	$134,663	$170,397

The details of long-term bank loans during the years ended December 31, 2024 and 2025 are as follows:

	Year End December 31, 2024	Repayment	Year End December 31, 2025	Repayment
	(’000)	Frequency	(’000)	Frequency
Loan from Bank of China(1)
Due November 7, 2028, at 6.072% per annum	$62,172	Semi-annually	$—	—
Loan from Bank of Guangzhou(2)
Due August 25, 2026, at 6.5% per annum	$64,006	Semi-annually	$—	—
Loan from Shenzhen Rural Commercial Bank(3)(4)
Due December 26, 2032, at 4.5% per annum and December 31, 2029, at 3.4% per annum	$8,485.0	per month	$85,617	per month
Loan from China Citic Bank(5)
Due July 4, 2040, at 4.3% per annum	$—	—	$84,780	Semi-annually
Total	$134,663		$170,397

During 2024, $8.6 million in bank loans was obtained, and $18.1 million of the principal was repaid during the year.

During 2025, $167.4 million in bank loans was obtained, and $130.3 million of the principal was repaid during the year.

Notes:

(1)
In September 2019, Zastron Shenzhen signed a loan contract with Bank of China with a credit line of $143 million, with the land mortgage of Nam Tai Inno Park, the equity pledge of the Company, and the guarantee provided by NTISZ. The loan was prepaid in full as of December 31, 2025.
(2)
In August 2021, NTISZ signed a loan contract with Shenzhen Branch of Bank of Guangzhou Co., Ltd. (“Bank of Guangzhou”) for a term of five years with loan facility of $164 million, with the land use right mortgage of Nam Tai Technology Center, the equity pledge of the Company and the guarantee provided by Zastron Shenzhen. The loan was prepaid in full as of December 31, 2025.The Company incurred a prepayment penalty of RMB13.7 million to Bank of Guangzhou based on the existing loan terms.
(3)
In December 2024, NTISZ and Zastron Shenzhen entered into credit facilities with Shenzhen Rural Commercial Bank, with credit lines of $14.1 million and $1.4 million, respectively. During 2024, the Company drew down a total of $8.6 million under these facilities. On January 3, 2025, the Company had fully drawn down the credit facilities with Shenzhen Rural Commercial Bank (“SRCB”), totaling RMB110 million (approximately $15.6 million). The loans are guaranteed by NTISZ, Zastron Shenzhen, and NTTP, mortgaged by the Nam Tai Inno Valley property of NTISZ, and secured by a pledge of rental income generated from the mortgaged property.
(4)
In March 2025, NTISZ entered into credit facilities with Shenzhen Rural Commercial Bank, with credit lines of $99.6 million As of October 31, 2025, $70.7 million had been drawn. The loans are guaranteed by Zastron Shenzhen, NTTP, NTG and NTDG, mortgaged by the Company's Nam Tai Technology Center property and Nam Tai Inno Valley property, and secured by a pledge of 100% of the equity interest in NTISZ.
(5)
On July 4, 2025, Zastron Shenzhen entered into a loan agreement with China CITIC Bank Corporation Limited relating to its Nam Tai Inno Park property in Shenzhen, China. The loan has a total facility amount of RMB600 million (approximately $85.3 million), of which RMB400 million and RMB200 million were drawn on July 11, 2025 and July 31, 2025, respectively. The loan matures on July 4, 2040, 15 years from the signing date, and bears a blended annual interest rate of approximately 4.3% (based on the five-year Loan Prime Rate published on June 20, 2025, plus 80 basis points). The principal repayment schedule requires repayments of RMB12 million within one year and RMB54 million within three years from the full drawdown date. The loan is guaranteed by NTISZ, NTZX, and NTDG, mortgaged by the Company's Nam Tai Inno Park property, and secured by pledges of (i) 100% of the equity interests in Zastron Shenzhen held by NTISZ, and (ii) rental income generated from the mortgaged property.
(6)
In May 2024, Wuxi Zastron-Flex obtained a loan of $4.9 million from a third party, with an interest rate of 14.76%. The loan was repayable within one year and guaranteed by Zastron Shenzhen, NTDG; and mortgaged by the land of Wuxi Zastron-Flex and properties of NTDG.
(7)
In June 2024, NTDG obtained a loan of $2.8 million from a third party, with an interest rate of 12%. The loan was repayable within one year and mortgaged by the properties of NTDG.
(8)
In April 2025, NTTP obtained a loan of $4.4 million from Shenzhen Rural Commercial Bank (“SRCB”), with an interest rate of 2.4%. The loan was repayable within one year and secured by a certificate of deposit of equal amount issued by NTTP.
(9)
On December 31, 2025, a total of $209.6 million (2024: $233.8 million) of real estate properties under development, buildings, real estate held for sales-type lease buildings and real estate properties held for lease buildings were pledged to banks to obtain loan facilities.
(10)
Certain of our loan agreements contain cross-default clauses. If any cross default occurs, these banks are entitled to accelerate payment of all or any part of the loan under their relevant loan agreements and to enforce all or any of the security for such loans.